Investment Portfolioas of January 31, 2023 (Unaudited)
DWS Global Small Cap Fund
	Shares	Value ($)

Common Stocks 98.6%
Australia 3.5%
Charter Hall Long Wale REIT	355,659	1,152,683
Liontown Resources Ltd.* (a)	1,063,134	1,204,062
Nickel Industries Ltd.	1,407,204	1,107,421
Orora Ltd.	652,166	1,381,649
Syrah Resources Ltd.*	487,500	769,152
(Cost $5,967,666)		5,614,967
Belgium 0.2%
Euronav NV (Cost $172,044)	20,374	320,317
Canada 1.1%
ElectraMeccanica Vehicles Corp.* (a)	646,685	737,221
Quebecor, Inc. "B"	42,102	998,639
(Cost $1,657,092)		1,735,860
Denmark 0.3%
Netcompany Group A/S 144A* (a) (Cost $1,440,062)	12,138	482,759
Finland 0.5%
Tokmanni Group Corp. (Cost $719,816)	61,069	788,083
France 3.2%
Alten SA	13,943	2,138,515
Maisons du Monde SA 144A (a)	67,157	823,772
Television Francaise 1	58,677	470,113
Vallourec SA* (a)	116,860	1,704,670
(Cost $4,673,282)		5,137,070
Germany 2.2%
AIXTRON SE	82,504	2,458,043
Jumia Technologies AG (ADR)*	31,921	134,068
United Internet AG (Registered)	44,579	1,034,616
(Cost $2,380,906)		3,626,727
Ireland 0.9%
Dalata Hotel Group PLC* (Cost $1,843,675)	343,977	1,447,707
Italy 2.9%
Buzzi Unicem SpA	136,779	3,074,022
Moncler SpA	26,722	1,672,337
(Cost $3,789,655)		4,746,359
Japan 6.4%
BML, Inc.	21,900	544,577
JTOWER, Inc.*	12,900	615,463
Kusuri no Aoki Holdings Co., Ltd.	32,160	1,815,288

Nankai Electric Railway Co., Ltd.	35,500	772,276
Nippon Paper Industries Co., Ltd.	175,800	1,306,731
Optorun Co., Ltd.	60,000	1,181,531
Sawai Group Holdings Co., Ltd.	21,100	652,638
Topcon Corp.	61,300	797,866
UT Group Co., Ltd.	82,770	1,686,123
Zenkoku Hosho Co., Ltd. (a)	26,100	1,015,580
(Cost $7,877,061)		10,388,073
Korea 2.6%
Advanced Nano Products Co., Ltd.*	14,916	1,024,809
Hanmi Semiconductor Co., Ltd.*	137,188	1,605,317
Seah Besteel Holdings Corp.*	117,448	1,575,851
(Cost $4,845,981)		4,205,977
Malta 0.5%
Kindred Group PLC (Cost $706,011)	85,695	863,598
Portugal 0.4%
REN - Redes Energeticas Nacionais SGPS SA (Cost $692,751)	244,473	672,488
Puerto Rico 0.7%
Popular, Inc. (Cost $1,225,067)	16,283	1,117,665
Singapore 0.6%
Kulicke & Soffa Industries, Inc. (b) (Cost $807,873)	17,644	901,608
Spain 0.9%
Applus Services SA	96,802	744,852
Fluidra SA (a)	40,893	722,071
(Cost $1,354,957)		1,466,923
Sweden 0.8%
Dometic Group AB 144A	59,888	376,780
Ratos AB "B"	243,018	980,308
(Cost $2,273,186)		1,357,088
Switzerland 2.1%
Julius Baer Group Ltd.	26,806	1,717,464
Siegfried Holding AG (Registered)	2,231	1,638,998
(Cost $3,556,884)		3,356,462
United Kingdom 9.0%
B&M European Value Retail SA	270,717	1,498,611
Clarkson PLC	20,800	789,506
Computacenter PLC	57,969	1,587,932
Domino's Pizza Group PLC	198,339	767,667
Drax Group PLC	202,959	1,620,762
Dunelm Group PLC	39,688	571,751
Genus PLC	12,128	435,122
Greggs PLC	53,283	1,777,025
RS GROUP PLC	179,921	2,096,056
Saga PLC*	290,178	666,068
Softcat PLC	61,041	912,706
TechnipFMC PLC* (c)	137,232	1,906,153
(Cost $12,035,100)		14,629,359

United States 59.8%
Adeia, Inc.	43,900	480,705
Advanced Drainage Systems, Inc.	9,569	964,938
Affiliated Managers Group, Inc.	11,752	2,030,040
Alcoa Corp.	37,782	1,973,732
Americold Realty Trust, Inc. (REIT)	55,686	1,749,097
Amneal Pharmaceuticals, Inc.*	175,157	385,345
Anika Therapeutics, Inc.*	19,233	596,415
Apple Hospitality REIT, Inc. (REIT)	47,123	835,491
ArcBest Corp.	13,756	1,147,938
Armada Hoffler Properties, Inc. (REIT)	42,191	534,982
Atkore, Inc.*	12,503	1,628,516
Avis Budget Group, Inc.*	9,951	1,990,598
Bank OZK	8,547	390,342
Benchmark Electronics, Inc.	57,293	1,603,631
Bridgebio Pharma, Inc.*	132,598	1,230,509
Builders FirstSource, Inc.*	46,963	3,742,951
Bumble, Inc. "A"*	30,903	795,752
Casey's General Stores, Inc.	13,646	3,219,228
Chord Energy Corp.	5,913	847,510
Clearway Energy, Inc. "A"	22,610	724,651
CNX Resources Corp.*	65,574	1,097,053
CommScope Holding Co., Inc.*	98,074	823,822
comScore, Inc.*	288,023	351,388
Crescent Energy Co. "A" (a)	39,751	479,397
Delek U.S. Holdings, Inc.	67,362	1,802,607
Ducommun, Inc.*	38,961	2,251,167
Easterly Government Properties, Inc. (REIT) (a)	48,992	795,630
Eastern Bankshares, Inc.	85,027	1,374,887
EastGroup Properties, Inc. (REIT)	11,396	1,917,377
Envestnet, Inc.*	25,590	1,663,350
Essential Properties Realty Trust, Inc. (REIT)	19,555	498,261
First Financial Bankshares, Inc.	9,796	348,934
Five9, Inc.*	11,331	892,656
Four Corners Property Trust, Inc. (REIT)	75,838	2,181,101
Fulgent Genetics, Inc.*	8,448	285,373
Hersha Hospitality Trust "A", (REIT)	49,049	451,251
Hillenbrand, Inc.	39,165	1,835,272
Hudson Pacific Properties, Inc. (REIT)	22,296	253,951
Intercept Pharmaceuticals, Inc.*	36,733	670,745
Jack in the Box, Inc.	6,507	494,402
Jefferies Financial Group, Inc.	82,233	3,230,112
Kite Realty Group Trust (REIT)	35,508	770,524
Kronos Bio, Inc.*	73,012	175,229
Ladder Capital Corp. (REIT)	33,575	376,040
Lamb Weston Holdings, Inc.	6,505	649,784
Latham Group, Inc.*	56,238	247,447
Lazard Ltd. "A"	28,602	1,146,368
Lumentum Holdings, Inc.*	23,292	1,401,713
Madison Square Garden Sports Corp.	11,095	2,017,515
Modine Manufacturing Co.*	48,529	1,159,358
ModivCare, Inc.*	15,929	1,708,515
Molina Healthcare, Inc.*	9,895	3,085,558
National Storage Affiliates Trust (REIT)	18,159	740,887
New Jersey Resources Corp.	23,014	1,148,859
Option Care Health, Inc.*	65,375	1,887,376
Outset Medical, Inc.*	16,622	467,411

Pacira BioSciences, Inc.*	40,184	1,578,026
Physicians Realty Trust (REIT)	80,551	1,277,539
Precision BioSciences, Inc.*	78,438	90,988
RPT Realty (REIT)	57,412	601,678
Rush Enterprises, Inc. "A"	60,403	3,250,285
Safehold, Inc. (REIT)	2,266	79,219
Sana Biotechnology, Inc.* (a)	189,495	864,097
Senseonics Holdings, Inc.* (a)	386,315	436,536
SentinelOne, Inc. "A"*	38,559	581,855
SJW Group	3,153	244,074
SkyWest, Inc.*	45,919	953,278
South State Corp.	32,964	2,623,934
Spectrum Brands Holdings, Inc.	13,630	925,204
Stride, Inc.*	11,731	503,612
Synovus Financial Corp.	69,646	2,921,650
Taylor Morrison Home Corp.*	58,111	2,080,374
Thermon Group Holdings, Inc.*	106,986	2,473,516
TopBuild Corp.*	15,122	3,025,307
Vitesse Energy, Inc.* (a)	9,678	154,465
WEX, Inc.*	6,242	1,154,583
Xperi, Inc.*	17,560	181,746
YETI Holdings, Inc.*	40,276	1,802,754
Zions Bancorp. NA	34,197	1,817,913
(Cost $71,851,833)		97,176,324
Total Common Stocks (Cost $129,870,902)		160,035,414

Securities Lending Collateral 3.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.12% (d) (e) (Cost $4,984,816)	4,984,816	4,984,816

Cash Equivalents 1.9%
DWS Central Cash Management Government Fund, 4.26% (d) (Cost $3,115,507)	3,115,507	3,115,507

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $137,971,225)	103.6	168,135,737
Other Assets and Liabilities, Net	(3.6)	(5,768,117)
Net Assets	100.0	162,367,620
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended January 31, 2023 are as follows:
Value ($) at 10/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2023	Value ($) at 1/31/2023
Securities Lending Collateral 3.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.12% (d) (e)
3,583,178	1,401,638 (f)	—	—	—	40,221	—	4,984,816	4,984,816
Cash Equivalents 1.9%
DWS Central Cash Management Government Fund, 4.26% (d)
1,874,440	5,626,915	4,385,848	—	—	14,767	—	3,115,507	3,115,507
5,457,618	7,028,553	4,385,848	—	—	54,988	—	8,100,323	8,100,323

*	Non-income producing security.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2023 amounted to $8,452,210, which is 5.2% of net assets.

(b)	Listed on the NASDAQ Stock Market, Inc.
(c)	Listed on the New York Stock Exchange.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $4,059,719.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended January 31, 2023.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
At January 31, 2023 the DWS Global Small Cap Fund had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents
Industrials	27,049,343	17%
Financials	21,757,305	14%
Information Technology	20,850,338	13%
Consumer Discretionary	20,771,874	13%
Health Care	16,733,458	10%
Real Estate	13,839,671	9%
Materials	13,417,429	8%
Energy	8,312,172	5%
Consumer Staples	6,609,504	4%
Communication Services	6,283,486	4%
Utilities	4,410,834	3%
Total	160,035,414	100%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$5,614,967	$—	$5,614,967
Belgium	—	320,317	—	320,317
Canada	1,735,860	—	—	1,735,860
Denmark	—	482,759	—	482,759
Finland	—	788,083	—	788,083
France	—	5,137,070	—	5,137,070
Germany	134,068	3,492,659	—	3,626,727
Ireland	—	1,447,707	—	1,447,707
Italy	—	4,746,359	—	4,746,359
Japan	—	10,388,073	—	10,388,073
Korea	—	4,205,977	—	4,205,977
Malta	—	863,598	—	863,598
Portugal	—	672,488	—	672,488
Puerto Rico	1,117,665	—	—	1,117,665
Singapore	901,608	—	—	901,608
Spain	—	1,466,923	—	1,466,923
Sweden	—	1,357,088	—	1,357,088
Switzerland	—	3,356,462	—	3,356,462
United Kingdom	1,906,153	12,723,206	—	14,629,359
United States	97,176,324	—	—	97,176,324
Short-Term Investments (a)	8,100,323	—	—	8,100,323
Total	$111,072,001	$57,063,736	$—	$168,135,737

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DGSCF-PH1
R-080548-2 (1/25)